Equity Line of Credit (“ELOC”)	12 Months Ended
Dec. 31, 2025
Equity Line of Credit (“ELOC”) [Abstract]
Equity Line of Credit (“ELOC”)

Note 9 - Equity Line of Credit (“ELOC”)

As part of its funding efforts, on June 18, 2025, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with New Circle Principal Investment LLC (“New Circle”), which provides the Company the right, but not the obligation, to direct New Circle from time to time to purchase up to $50 million of the Company’s Common Shares during the commitment period ending June 18, 2028, at a discount of the volume-weighted average price (VWAP) over a defined pricing period. Under the SEPA, the Company may sell shares to New Circle at a price based on either: option 1 – 97% of the lowest daily VWAP over the three trading days following the purchase notice, or option 2 – the greater of 85% of the VWAP or the lowest sale price on a specific trading day determined by the timing of the notice.

The Company had the option to satisfy the $350,000 commitment fee under the SEPA through the issuance of a variable number of shares of Common Stock or by payment in cash. On September 24, 2025, the Company paid the commitment fee through the issuance of 106,383 shares of Common Stock, valued at $3.29 per share, which was determined based on the closing price of the Common Stock on September 18, 2025, the date the Form S-1 was declared effective by the SEC. The commitment fee of $350,000 was expensed in September 2025.

Before the Company elects to sell shares by issuing a purchase notice, the SEPA represents a purchased put option on the Company’s equity. Once the Company delivers a purchase notice under the SEPA, the related number of shares to be issued constitutes a forward contract to issue Common Stock. As the feature is embedded in an equity host, meets the definition of a derivative, and does not qualify for the equity scope exception under ASC 815 Derivatives and Hedging, it must be bifurcated and accounted for separately as a derivative asset or liability, depending on changes in the underlying stock price relative to the pegged discounted VWAP. The derivative is measured at fair value, with changes in fair value recognized in statement of operations. The fair value of the purchased put option was determined to be de minimis as of December 31, 2025, and therefore was not recorded on the Company’s balance sheet as of that date.

On October 13, December 30, and December 31, 2025, the Company delivered purchase notices for 30,000, 500,000, and 1,000,000 shares at settlement prices of $2.62, $0.32, and $0.32 per share, respectively, resulting in gross proceeds received in 2025 of $78,516, $159,500, and $317,000, respectively. The Company issued 30,000 shares in October 2025 and 1,000,000 shares in December 2025, with the remaining 500,000 shares settled and administratively issued in early January 2026. Because the shares were issued to New Circle at prices determined using a discounted VWAP formula, the cash proceeds received were below the fair value of the shares on the respective issuance dates. The Company measured the shares at fair value on the date cash was received and recognized the difference between (i) the fair value of the shares issued and (ii) the proceeds calculated pursuant to the discounted VWAP pricing terms. The difference, totaling $246,184, was recorded as a loss on issuance of shares in the statement of operations.